Significant accounting policies (Detail Textuals)	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [line items]
Depreciation method	straight line basis
Corona
Disclosure of subsidiaries [line items]
Ownership interest through Dia Bras Peru	81.84% [1]
Percentage of voting shares in subsidiary	92.33%
Unowned non controlling interest	18.16%

[1]	The Company, through its wholly owned subsidiary Dia Bras Peru, holds an 81.84% interest in Corona, which represents 92.33% of the voting shares. The Company consolidates Corona's financial results and records a non-controlling interest for the 18.16% that it does not own.